Intangible Assets	9 Months Ended
Sep. 30, 2025
VEON Holdings B.V. [Member]
Intangible Assets [Line Items]
INTANGIBLE ASSETS

11     INTANGIBLE ASSETS

The following tables summarize the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommunication licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total
As of January 1, 2024	116	114	4	23	—	15	272
Additions	35	9	—	—	50	—	94
Disposals	—	(1)	—	—	—	—	(1)
Amortization charge for the year	(14)	(26)	(2)	(3)	—	—	(45)
Transfer and reclassification	—	51	—	2	(50)	—	3
Translation adjustment	(11)	(12)	(1)	(1)	—	(1)	(26)
As of December 31, 2024	126	135	1	21	—	14	297
Net book value	Telecommunication licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total
As of January 1, 2023	136	98	7	28	3	15	287
Additions	—	49	—	—	1	—	50
Amortization charge for the year	(15)	(27)	(3)	(4)	—	—	(49)
Transfer	—	—	—	—	(4)	—	(4)
Translation adjustment	(5)	(6)	—	(1)	—	—	(12)
As of December 31, 2023	116	114	4	23	—	15	272

During 2024 and 2023, there were no material changes in estimates related to intangible assets.

GOODWILL

There were no new acquisitions resulting in goodwill during 2024.

Helsi acquisition

In August 2022 JSC Kyivstar signed a share-purchase agreement for the acquisition of a 69.99% interest in Helsi, a provider in the IT e-health sector in Ukraine. The transfer deed for shares took place on August 9, 2022, with the consideration paid to former shareholders at the same date. The total cash consideration paid was US$15. The deal included acquisition of shares in Helsi Ukraine, that do not have an interest in other entities, and/or other investments.

As part of the share-purchase agreement, JSC Kyivstar entered into a symmetrical put and call option agreement for the remaining 30.01% interest in Helsi. The put and call options may be exercised from January 1, 2026 through December 31, 2027. As a result, on the acquisition date, the Company determined that it had a present ownership interest in the remaining 30.01% interest in Helsi and has accounted for the put liability as part of the consideration transferred and no non-controlling interest was recognized. Accordingly, the put option has been recorded as a financial liability at the present value of the amounts payable on exercise with subsequent changes recognized in profit or loss. Refer Note 14 for further details.

COMMITMENTS

Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2024	2023
Less than 1 year	7	5
Total commitments	7	5

ACCOUNTING POLICIES

Intangible assets acquired separately are carried at cost less accumulated amortization and impairment losses.

Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 – 20 years
Software	3 – 10 years
Brands and trademarks	3 – 15 years
Customer relationships	15 – 40 years
Other intangible assets	4 – 10 years

Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized. Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired, see Note 9 for further details.

SOURCE OF ESTIMATION UNCERTAINTY

Refer also to Note 10 for further details regarding source of estimation uncertainty.

Depreciation and amortization of non-current assets

Estimates in the evaluation of useful lives for intangible assets include, but are not limited to, the estimated average customer relationship based on churn, the remaining license or concession period and the expected developments in technology and markets.

The actual economic lives of intangible assets may be different than estimated useful lives, thereby resulting in a different carrying value of intangible assets with finite lives. We continue to evaluate the amortization period for intangible assets with finite lives to determine whether events or circumstances warrant revised amortization periods. A change in estimated useful lives is a change in accounting estimate, and depreciation and amortization charges are adjusted prospectively.